Basis of Accounting	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Basis of Accounting
NOTE 2 – BASIS OF ACCOUNTING
Basis of preparation
These condensed consolidated interim financial statements of the Company include the accounts of the Company, the ultimate parent company of its consolidated group, and its subsidiaries, and are prepared in accordance with International Accounting Standard 34
- Interim Financial Reporting
(“IAS 34”) as issued by the International Accounting Standards Board (“IASB”). Certain disclosures included in the annual financial statements prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the IASB have been condensed or omitted as they are not required for interim financial statements. Accordingly, these condensed consolidated interim financial statements should be read in conjunction with the Company’s audited consolidated annual financial statements and notes thereto for the year ended December 31, 2021 (the “2021 Annual Financial Statements”), which are available on SEDAR at www.sedar.com. Selected explanatory notes are included in the interim financial statements to explain events and transactions that are significant to the understanding of changes in the Company’s financial position and performance since the last annual financial statements. The accounting policies applied in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the 2021 Annual Financial Statements.
The Company’s presentation currency is Canadian dollars, and all amounts are presented in Canadian dollars unless otherwise stated. Certain disclosures include the use of U.S. Dollars (“USD” or “US$”) in describing certain financing transactions. These condensed consolidated interim financial statements have been prepared on a going-concern basis, under the historical cost convention except for certain financial instruments that have been measured at fair value. There were no changes in the entities contained in the consolidated results or the equity percentage held by the Company from December 31, 2021.
Total revenues recognized in the consolidated statement of loss and comprehensive loss during the year ended December 31, 2021, have been corrected between the four quarters ended March 31, 2021, June 30, 2021, September 30, 2021 and December 31, 2021. The adjustment to the previously reported amounts for the three and six months ended June 30, 2021, resulted in a decrease to revenue of $945,470 and $1,597,134, respectively, and a corresponding increase to net loss and net loss attributable to mCloud shareholders. During the three and six months ended June 30, 2021, basic and diluted net loss per share increased to a net loss of $0.88 per share from $0.75 per share and $1.89 per share from $1.73 per share, respectively.
The Company has reclassified certain expenses during the six months ended June 30, 2021 in the condensed consolidated interim statements of loss and comprehensive loss. These adjustments impacted previously reported amounts for the six months ended by decreasing cost of sales by $539,776, increasing sales, wages and benefits by $749,688 and decreasing professional and consulting fees by $209,912.
The Company has corrected net income (loss) and other comprehensive income (loss) attributable to mCloud shareholders and non-controlling
interest for the years ended December 31, 2019, 2020 and 2021. This resulted in a reclassification between non-controlling interest, accumulated other comprehensive income, and accumulated deficit in the condensed consolidated statements of financial position at December 31, 2020, June 30, 2021 and December 31, 2021. At December 31, 2020, on the condensed consolidated statement of financial position, accumulated other comprehensive income decreased by $234,212, deficit decreased by $1,777,168, and non-controlling interest decreased by $1,542,956. At June 30, 2021, on the condensed consolidated statement of changes in equity, accumulated other comprehensive income decreased by $102,247, and non-controlling interest increased by $102,247. At December 31, 2021, on the condensed consolidated statement of financial position, accumulated other comprehensive income decreased by
$344,729, deficit decreased by $1,344,175, and
non-controlling
interest decreased by $999,446 taking into consideration the cumulative impacts of prior period adjustments.

In addition, the comparative disclosures as at December 31, 2021 in Note 14, Non-controlling interest, reflect the corrected balances for non-current assets, current liabilities and non-current liabilities of the non-controlling interest arising from the above noted attribution of net income (loss) and other comprehensive income (loss) errors as well as certain other disclosure errors.
These condensed consolidated interim financial statements were authorized for issue by the Audit Committee, on behalf of the Board of Directors, on August 15, 2022.
Going Concern
The outbreak of the
COVID-19
pandemic and the measures adopted by governments in countries worldwide to mitigate the pandemic’s spread have impacted the Company. These measures required the Company to restrict deployment of technical services due to the in-person
nature of these activities and delayed the start of certain projects throughout 2021 and into 2022. This negatively impacted the Company’s financial performance and liquidity position. While restrictions continue to ease there have been increased cases of
COVID-19
and there is still uncertainty over how
COVID-19
will impact the Company’s business and the timing of future revenues.
During the six months ended June 30, 2022, the Company generated a net loss of $22,634,830 and negative cash flows from operating activities of $16,149,906. At June 30, 2022, the Company had a working capital deficiency of $44,054,559. Working capital deficiency is a non-IFRS
measure which is calculated as current assets less current liabilities. Current liquidity levels and available sources of capital are not adequate to fund the working capital deficiency.

The
most significant expected cash outflows included in current liabilities at June 30, 2022 include the 2019 Convertible Debentures of $23,652,979 (Note 10); loans and borrowings of $12,721,061 including principal and interest payments; payment of trade and other payables of $16,343,347; and payments associated with leases of approximately $1,408,243.
Based on the Company’s liquidity position at the date of authorization of these condensed consolidated interim financial statements and considering the uncertainty surrounding the impact of the pandemic, management estimates that it will need additional financing to meet its financial obligations. The Company is currently working with stakeholders and others to address the working capital deficiency. In the long-term, the ability of the Company to operate as a going concern is dependent on its ability to achieve and maintain profitable operations and positive cash flow from operations, and, as necessary, to obtain the necessary equity or debt financing to continue with operations. To date, the Company has funded its operations through debt and equity financing. While the Company has been successful in raising capital in the past and anticipates the lenders will not accelerate repayment of loans with covenant breaches as of June 30, 2022, and potential breaches forecasted over the coming year, there is no assurance that it will be successful in closing further financings in the future or obtaining waivers of the covenant breaches.
As a result, these factors are indicators that material uncertainties exist that raises significant doubt about the Company’s ability to continue as a going concern and, therefore, its ability to realize assets and discharge liabilities in the normal course of business.
In making their assessment, management considered all available information, together with forecasts and other mitigating strategies, about the future which is at least, but not limited to, 12 months from the end of the reporting period. Management has considered the following in its assessment that the going concern assumption remains appropriate:

•	the plan for the repayment of the 2019 Convertible Debentures;

•	the repayment of the term loan in full on or before October 31, 2022 (Note 8);

•	the likelihood that undrawn funds under the revolving operating facility will be available and will not be required to be repaid (Note 9);

•	the required cash principal and interest payments on indebtedness;

•	the likelihood of payments required under contingent consideration arrangements;

•
cash inflows from current operations and expected increases in revenues and cash flows resulting from new revenue contracts expected over the next 12 months due to the anticipated reduction of
COVID-19
related restrictions; and

•	future debt and equity raises.
These condensed consolidated interim financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation and be able to realize its assets and discharge its liabilities and commitments in the normal course of business for the foreseeable future. These condensed consolidated interim financial statements do not include any adjustments to the carrying amounts and classifications of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate.

NOTE 2
–
BASIS OF ACCOUNTING
The consolidated financial statements include the accounts of mCloud, the ultimate parent of the consolidated group, and its subsidiaries and are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), effective as of December 31, 2021.
These consolidated financial statements of the Company were approved by the Company’s Board of Directors and authorized for issue on
August
22
, 2022
.
Basis of preparation
These consolidated financial statements were prepared on a going-concern basis, under the historical cost convention except for derivative financial instruments classified as at fair value through profit or loss. The Company’s accounting policies are described in Note 32 and these policies are consistently applied to all the periods presented.
The Company’s presentation currency is Canadian dollars, and all amounts are presented in Canadian dollars unless otherwise stated. The consolidated financial statements include the accounts of the Company and those of its subsidiaries which are entities over which the Company has control (Note 32(A)).
In addition to the Canadian dollar presentation, certain disclosures include the use of U.S. Dollars (“USD” or “US$”) in describing certain financing transactions.
The Company has reclassified certain comparative figures in the consolidated financial statements to conform to the current year presentation.
The Company has corrected net income (loss) and other comprehensive income (loss) attributable to mCloud shareholders and non-controlling interest for the years ended December 31
, 2019
, 2020
and 2021
. This resulted in a reclassification between non-controlling interest, accumulated other comprehensive income, and accumulated deficit in the consolidated statements of financial position at December 31
, 2019
, December 31
, 2020
, and December 31
, 2021
. At December 31
, 2019
, on the consolidated statement of financial position, accumulated other comprehensive income increased by $22,877
, deficit decreased by $1,354,452
, and non-controlling interest decreased by $1,377,329
. At December 31
, 2020
, on the consolidated statement of financial position, accumulated other comprehensive income decreased by $234,212
, deficit decreased by $1,777,168
, and non-controlling interest decreased by $1,542,956
taking into consideration the cumulative impacts of prior period adjustments. At December 31
, 2021
, on the consolidated statement of financial position, accumulated other comprehensive income decreased by $344,729
, deficit decreased by $1,344,175
, and non-controlling interest decreased by $999,446
taking into consideration
the cumulative impacts of prior period adjustments.
In addition this resulted in a reclassification between net loss attributable to mCloud shareholders and non-controlling interest, other comprehensive loss attributable to mCloud shareholders and non-controlling interest and impa cted basic and diluted loss per share for the years ended December 31
, 2019
, 2020
and 2021
. During the years ended:

•
December 31, 2019, net loss attributable to mCloud shareholders decreased by $1,354,452
, net income attributable to noncontrolling interest decreased by $1,354,452
, and loss per share attributable to mCloud shareholders - basic and diluted decreased by $0.33 per share.

•
December 31, 2020, net loss attributable to mCloud shareholders increased
 by $422,716, net
income
attributable to noncontrolling interest
decreased
 by $422,716, and loss per share attributable to mCloud shareholders - basic and diluted increased
by $0.06
per share.

•
December 31, 2021, net loss attributable to mCloud shareholders increased by $432,993
, net loss attributable to non-controlling interest decreased by $432,993 and loss per share attributable to mCloud shareholders - basic and diluted increased by $0.03 per share.

In addition, the comparative disclosures as at December 31
, 2021
, 2020
and 2019
in Note 21
, Non-controlling interest, reflect the corrected balances for non-current assets, current liabilities and non-current liabilities of the non-controlling interest arising from the above noted attribution of net income (loss) and other comprehensive income (loss) errors as well as certain other disclosure errors.
Share consolidation
On November 19
, 2021
, the Company initiated a 3
-to-1
consolidation of the Company’s issued and outstanding common shares which took effect at market opening on November 24
, 2021
. This share consolidation was approved by the Company’s shareholders in connection with the Company’s NASDAQ listing. The Company’s issued and outstanding convertible debentures, stock options, warrants and restricted share units were also subject to this share consolidation. The par value of the common shares was not adjusted as a result of this share consolidation. Accordingly, all share and per share amounts for the periods presented in these consolidated financial statements and notes thereto have been adjusted retrospectively to reflect this share consolidation.
Going Concern
The outbreak of the COVID-19
pandemic and the measures adopted by governments in countries worldwide to mitigate the pandemic’s spread have impacted the Company. These measures required the Company to restrict deployment of technical services due to the in-person nature of these activities and delay the start of certain projects for a duration of the year. This negatively impacted the Company’s financial performance and liquidity position.
During the year ended December 31, 2021, the Company generated a net loss of $44,699,313 and negative cash flows from operating activities of $28,329,771. At December 31, 2021, the Company had a working capital deficiency of $42,108,177. Working capital deficiency is a non-IFRS measure which is calculated as current assets less current liabilities.
Current liquidity levels and available sources of capital are not adequate to fund the working capital deficiency.
The most significant cash outflows included in current liabilities include the repayment of the 2019 Convertible Debentures of
$23,457,500
together with interest payable (Note 14(a)); loans and borrowings of
$11,763,697
including principal and interest payments; payment of trade and other payables of
$12,421,309
; and payments associated with leases of approximately $1,000,000
.
While restrictions started to ease in the three
months ended December 31
, 2021
, there is still uncertainly over how COVID-19
will impact the Company’s business and the timing of future revenues. Based on the Company’s liquidity position at the date of authorization of these consolidated financial statements and considering the uncertainty surrounding the impact of the pandemic, management estimates that it will need additional financing to meet its financial obligations. The Company is currently working with stakeholders and others to address the working capital deficiency. In the long-term, the ability of the Company to operate as a going concern is dependent on its ability to achieve and maintain profitable operations and positive cash flow from operations, and, as necessary, to obtain the necessary equity or debt financing to continue with operations. To date, the Company has funded its operations through debt and equity financing. While the Company has been successful in raising capital in the past and anticipates the lenders will not accelerate repayment of loans with covenant breaches as of December 31
, 2021
, March 31
, 2022
,

and
June 30, 2022
and potential breaches forecasted over the coming year, there is no assurance that it will be successful in closing further financings in the future or obtaining waivers of the covenant breaches.
As a result, these factors are indicators that material uncertainties exist that raises significant doubt about the Company’s ability to continue as a going concern and, therefore, its ability to realize assets and discharge liabilities in the normal course of business.
In making their assessment, management considered all available information, together with forecasts and other mitigating strategies, about the future which is at least, but not limited to, 12 months from the end of the reporting period. Management has considered the following in its assessment that the going concern assumption remains appropriate:

•	the plan for the repayment of the 2019 Convertible Debentures;

•	the repayment of the term loan in full on or before October 31, 2022 (Note 31);

•	the likelihood that undrawn funds under the revolving operating facility will be available and will not be required to be repaid (Note 13);

•	the required cash principal and interest payments on indebtedness;

•	the likelihood of payments required under contingent consideration arrangements;

•
cash inflows from current operations and expected increases in revenues and cash flows resulting from new revenue contracts expected over the next 12 months due to the anticipated reduction of COVID-19 related restrictions; and future debt and equity raises.

These consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation and be able to realize its assets and discharge its liabilities and commitments in the normal course of business for the foreseeable future. These consolidated financial statements do not include any adjustments to the carrying amounts and classifications of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate.